Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Time charter revenue Hoegh Gallant	$ 143,095	$ 145,321	$ 144,952
Operating expenses
Vessel operating expenses	(24,072)	(30,870)	(24,195)
Interest income from joint ventures	605	947	725
Interest expense and commitment fees to Hoegh LNG	(24,430)	(27,692)	(26,814)
Total	63,145	52,741	77,622
Hoegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	45,274	47,173	47,108
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(21,328)	(24,523)	(21,520)
Hours, travel expense and overhead and Board of Directors' fees	(4,353)	(4,072)	(3,671)
Interest income from joint ventures	321	295	273
Interest expense and commitment fees to Hoegh LNG	(64)	(1,882)	(2,938)
Total	$ 19,850	$ 16,991	$ 19,252